Taxes on Income (Tables)	12 Months Ended
Dec. 31, 2018
Major components of tax expense (income) [abstract]
Schedule of Composition of Income Tax Benefit (Taxes on Income)
Composition of income tax benefit (taxes on income):

	For the year ended December 31
	2018	2017	2016
	€ in thousands
Current tax income (expense)
Current year	(438)	(494)	(252)
Previous years	26	1,044	(67)
	(412)	550	(319)
Deferred tax income
Creation and reversal of temporary differences	197	(922)	(250)

Taxes on income	(215)	(372)	(569)

Schedule of Theoretical Tax
Statutory rate applied to corporations in Israel and the actual tax expense, is as follows:

	2018	2017	2016
	€ in thousands

Profit (loss) before taxes on income	819	(6,269)	(63)
Primary tax rate of the Company	23%	24%	25%
Tax benefit (tax on income)	(188)	1,505	16

Profit (loss) subject to different tax rate	45	(106)	(15)
Changes in deferred taxes for tax losses and benefits from previous years for which deferred taxes were not created in the past	-	(448)	-
Neutralization of tax calculated in respect of the Company’s share in profits of equity accounted investees	585	367	344
Change in temporary differences for which deferred tax were not recognized	(576)	(359)	(347)
Current year tax losses and benefits for which deferred taxes were not created	(136)	(1,142)	(378)
Tax benefit (taxes) in respect to previous years and others	55	(189)	(189)

Actual tax on income	(215)	(372)	(569)

Schedule of Deferred Taxes
			Finance lease		Losses
	Financial	Fixed	obligations and	Swap	on
	assets	assets	long term loans	contract	income	Total
	€ in thousands
Balance of deferred tax asset
(liability) as at January 1, 2017	(1,279)	(3,061)	2,104	178	3,662	1,604
Changes recognized due to business combination	(7,678)	-	-	-	2,791	(4,887)
Changes recognized in profit or loss	1,565	(117)	(84)	(61)	(2,225)	(922)
Balance of deferred tax asset (liability) as at
December 31, 2017	(7,392)	(3,178)	2,020	117	4,228	(4,205)

			Finance lease		Losses
	Financial	Fixed	obligations and	Swap	on
	assets	assets	long term loans	contract	income	Total
	€ in thousands
Balance of deferred tax asset
(liability) as at January 1, 2018	(7,392)	(3,178)	2,020	117	4,228	(4,205)
Changes recognized due to business combination	-	-	-	-	2	2
Changes recognized in profit or loss	200	1,262	(1,310)	39	6	197
Changes recognized in other comprehensive income	257	-		42	(89)	210
Balance of deferred tax asset (liability) as at
December 31, 2018	(6,935)	(1,916)	710	198	4,147	(3,796)